SHARE CAPITAL (Schedule of Continuity of Warrants) (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of classes of share capital [abstract]
Balance | Share	32,215,433	16,290,573
Granted | Share		15,924,860
Expired | Share	(31,293,653)
Balance | Share	921,780	32,215,433
Weighted average exercise price opening balance | $ / shares	$ 0.11	$ 0.12
Weighted average exercise price granted | $ / shares		0.09
Weighted average exercise price expired | $ / shares	0.11
Weighted average exercise price ending balance | $ / shares	$ 0.09	$ 0.11